Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.30%	2.43%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.09%)	(0.81%)	1.70%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.88%)	(2.35%)	0.15%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.25%)	(1.22%)	0.63%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.79%	(0.62%)	1.42%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	(0.14%)	1.93%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	0.37%	2.43%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.91%	0.45%	2.47%
Performance Inception Date	Jan. 31, 2019
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Bloomberg Long US Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.95%)	(1.84%)	2.20%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(5.99%)	(3.07%)	1.00%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.69%)	(5.09%)	(0.91%)
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.54%)	(2.83%)	0.11%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(3.30%)	(2.92%)	0.69%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		(1.85%)	(2.41%)	1.21%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.32%)	(1.93%)	1.71%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(1.27%)	(1.86%)	1.83%
Performance Inception Date	May 02, 2016
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	5.86%	5.15%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.57%	4.78%	3.95%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	2.34%	2.01%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	2.57%	2.15%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	4.60%	3.46%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		8.33%	5.12%	3.98%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	5.62%	4.50%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.96%		6.62%
Performance Inception Date	Aug. 31, 2021